ACCUMULATED OTHER COMPREHENSIVE LOSS, Summary of Changes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		$ 248,980	$ 251,092	$ 250,371
Cumulative effect of change in accounting		352	1,247
Balance at beginning of period, as adjusted		249,332	252,339
Other comprehensive income (loss) before reclassifications		2,973	(2,876)	(351)
Amounts reclassified from AOCL		(128)	(196)	(49)
Other comprehensive income (loss)		2,845	(3,072)	(400)
Disproportionate tax effects due to change in tax rate		0
Reclassification of certain deferred tax effects	[1]	(36)
Balances at end of the period		264,933	248,980	251,092
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(9,108)	(6,036)	(5,636)
Cumulative effect of change in accounting		300	0
Balance at beginning of period, as adjusted		(8,808)	(6,036)
Other comprehensive income (loss)		2,845	(3,072)	(400)
Balances at end of the period		(5,999)	(9,108)	(6,036)
Unrealized Gains (Losses) on Securities Available For Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(3,310)	(238)	162
Cumulative effect of change in accounting		300
Balance at beginning of period, as adjusted		(3,010)
Other comprehensive income (loss) before reclassifications		2,763	(2,876)	(351)
Amounts reclassified from AOCL		(140)	(196)	(49)
Other comprehensive income (loss)		2,623	(3,072)	(400)
Disproportionate tax effects due to change in tax rate		(83)
Reclassification of certain deferred tax effects	[1]	0
Balances at end of the period		(470)	(3,310)	(238)
Disproportionate Tax Effects from Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		(5,798)	(5,798)	(5,798)
Cumulative effect of change in accounting		0
Balance at beginning of period, as adjusted		(5,798)
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	0	0
Other comprehensive income (loss)		0	0	0
Disproportionate tax effects due to change in tax rate		83
Reclassification of certain deferred tax effects	[1]	(83)
Balances at end of the period		(5,798)	(5,798)	(5,798)
Unrealized Gains on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		0	0	0
Cumulative effect of change in accounting		0
Balance at beginning of period, as adjusted		0
Other comprehensive income (loss) before reclassifications		210	0	0
Amounts reclassified from AOCL		12	0	0
Other comprehensive income (loss)		222	0	0
Disproportionate tax effects due to change in tax rate		47
Reclassification of certain deferred tax effects	[1]	0
Balances at end of the period		269	0	0
Disproportionate Tax Effects from Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period		0	0	0
Cumulative effect of change in accounting		0
Balance at beginning of period, as adjusted		0
Other comprehensive income (loss) before reclassifications		0	0	0
Amounts reclassified from AOCL		0	0	0
Other comprehensive income (loss)		0	0	0
Disproportionate tax effects due to change in tax rate		(47)
Reclassification of certain deferred tax effects	[1]	47
Balances at end of the period		$ 0	$ 0	$ 0

[1]	Amounts reclassified to accumulated deficit due to early adoption of ASU 2018-02. See note 1.